STATEMENT OF CASH FLOWS (FY) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,000)		$ 696,532	$ (453,098)	$ (2,061,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants		$ (466,500)	(3,189,500)	(466,500)	(236,500)
Transactions costs associated with the Initial Public Offering		837,355		837,355
Transaction Costs					837,355
Interest earned on marketable securities held in Trust Account		(6,646)	(10,306)	(6,646)	(11,254)
Changes in operating assets and liabilities:
Prepaid expenses	0		75,822	(163,745)	(124,766)
Accrued expenses	1,000		1,755,429	69,833	1,162,558
Net cash used in operating activities			(672,023)	(182,801)	(434,376)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes			13,368
Investment of cash into Trust Account				(230,000,000)	(230,000,000)
Net cash provided by (used in) investing activities			13,368	(230,000,000)	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor				25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid				225,400,000
Proceeds from sale of Units, net of underwriting discounts paid					225,400,000
Proceeds from sale of Private Placement Units				6,500,000
Proceeds from sale of Private Placement Units					6,500,000
Proceeds from promissory note - related party				140,671	140,671
Repayment of promissory note - related party				(140,671)	(140,671)
Payment of offering costs			(5,450)	(473,487)	(473,487)
Net cash (used in) provided by financing activities			(5,450)	231,451,513	231,451,513
Net Change in Cash			(664,105)	1,268,712	1,017,137
Cash - Beginning	0		1,017,137	0	0
Cash - Ending	0	1,268,712	353,032	1,268,712	1,017,137
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption				230,000,000	230,000,000
Deferred underwriting fee payable		$ 8,050,000	$ 8,050,000	$ 8,050,000	8,050,000
Offering costs included in accrued offering costs	$ 26,171				$ 5,450